ORGANIZATION - Additional Information (Details)			3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 03, 2021 $ / shares shares	Jul. 21, 2021 Day $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 SEGMENT $ / shares shares	Dec. 31, 2021 $ / shares shares	May 19, 2021 USD ($)	May 18, 2021 $ / shares	Dec. 31, 2020 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments				1	1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share			1	1	1
Number of votes per share, combined Class B and Class D shares			90.00%	90.00%	90.00%
Warrants to purchase Class A shares, price | $ / shares							$ 11.50
Warrant expiration term			5 years	5 years	5 years
Redemption price (in dollars per share) | $ / shares			$ 0.10	$ 0.10	$ 0.10
Period after business combination anniversary					30 days
Shares authorized for repurchase | $						$ 100.0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				0	12,022,943
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					132,808,673
Shares issued as a result of conversion (in shares)	42,504,530	42,504,530
Class Of Warrant Or Right, Redemption, Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in dollars per share) | $ / shares			0.01	$ 0.01	$ 0.01
Stock trigger price (in dollars per share) | $ / shares			18.00	18.00	18.00
Minimum | Class Of Warrant Or Right, Redemption, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock trigger price (in dollars per share) | $ / shares			10.00	10.00	10.00
Maximum | Class Of Warrant Or Right, Redemption, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock trigger price (in dollars per share) | $ / shares			$ 18.00	$ 18.00	$ 18.00
Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)			404,919,411	404,919,411	404,919,411			0
Common stock, shares, issued (in shares)			404,919,411	404,919,411	404,919,411			0
Number of consecutive trading days | Day		20
Class A Shares | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)			40,222,143
Common Class B and Common Class D | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price of Class A shares equals or exceeds | $ / shares	$ 15.00	$ 12.50
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares, issued (in shares)			0	0	0
Right to exchange, conversion ratio					1
Class C Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share			1	1	1
Common stock, shares outstanding (in shares)			674,766,200	674,766,200	674,766,200			0
Common stock, shares, issued (in shares)			674,766,200	674,766,200	674,766,200			0
Shares issued to grant holder a corresponding voting interest (in shares)			1	1	1
Class C Shares | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as a result of conversion (in shares)	30,266,653	30,266,653
Class D Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share, combined Class B and Class D shares			90.00%	90.00%	90.00%
Common stock, shares outstanding (in shares)			319,132,127	319,132,127	319,132,127			0
Common stock, shares, issued (in shares)			319,132,127	319,132,127	319,132,127			0
Shares issued to grant holder a corresponding voting interest (in shares)			1	1	1
Class D Shares | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as a result of conversion (in shares)	12,237,877	12,237,877
Class E Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share			0	0	0
Common stock, shares outstanding (in shares)			0	0	0
Shares converted (in shares)	7,495,432	7,495,432
Seller Earnout Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)		7,495,432
Seller Earnout Units | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)	42,504,530	42,504,530
Seller Earnout Units | GP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)	7,495,432